Retirement Plans (Schedule Of Components Of Accumulated Other Comprehensive Income Before Tax) (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended							12 Months Ended
	Dec. 31, 2011 U.S. [Member]	Dec. 31, 2010 U.S. [Member]	Dec. 31, 2009 U.S. [Member]	Dec. 31, 2011 U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2010 U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2011 U.S. [Member] Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2010 U.S. [Member] Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2011 Non-U.S. [Member]	Dec. 31, 2010 Non-U.S. [Member]	Dec. 31, 2009 Non-U.S. [Member]	Dec. 31, 2011 Non-U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2010 Non-U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2011 Non-U.S. [Member] Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2010 Non-U.S. [Member] Postretirement Benefits Other Than Pensions [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)				$ 110.6	$ 52.5	$ (1.6)	$ (2.5)				$ 21.9	$ 26.4	$ (1.0)	$ (1.3)
Prior service cost (credit)				(5.0)	(6.0)	(0.3)	(0.4)	0.8			1.6	0.9
Total accumulated other comprehensive income recognized in the balance sheet	$ 105.6	$ 46.5	$ 47.0	$ 105.6	$ 46.5	$ (1.9)	$ (2.9)	$ 23.5	$ 27.3	$ 12.3	$ 23.5	$ 27.3	$ (1.0)	$ (1.3)